Fair Value of Financial Instruments - Summary of Fair Value of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument Fair Value Carrying Value [Abstract]
Investments in marketable securities, Carrying amount	¥ 518	¥ 440
Long-term debt, including current installments, Carrying amount	(15,000)	(5,000)
Investments in marketable securities, Estimated fair value	518	440
Long-term debt, including current installments, Estimated fair value	¥ (14,625)	¥ (5,014)